SHORT-TERM AND LONG-TERM DEBT (US floating rate) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) subsidiary
Debt Instrument [Line Items]
Repayments of debt	$ 788,196
US Dollar 144.625 Million Term Loan Facility
Debt Instrument [Line Items]
Principal debt amount	$ 144,625
Number of wholly owned subsidiaries entering into the facility | subsidiary	4
Term	2 years 11 months
Long-term debt	$ 142,100
US Dollar 150 Million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Principal debt amount	$ 150,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	2 years 8 months
Long-term debt	$ 150,000
US Dollar 23.25 Million Term Loan Facility One
Debt Instrument [Line Items]
Principal debt amount	$ 23,250
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	1 year
Long-term debt	$ 13,900
US Dollar 23.25 Million Term Loan Facility Two
Debt Instrument [Line Items]
Principal debt amount	$ 23,250
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	1 year
Long-term debt	$ 18,600
US Dollar 8.44 Million Senior Unsecured Term Loan Facility
Debt Instrument [Line Items]
Principal debt amount	$ 8,440
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	2 years 8 months
Long-term debt	$ 8,400
US Dollar 375 Million Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Principal debt amount	$ 375,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	10 years
Repayments of debt	$ 146,700
US Dollar 475 Million Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Principal debt amount	$ 475,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	9 years
Repayments of debt	$ 178,400
US Dollar 33.1 Million Term Loan Facility
Debt Instrument [Line Items]
Principal debt amount	$ 33,100
Number of wholly owned subsidiaries entering into the facility | subsidiary	5
Term	4 years
Repayments of debt	$ 21,900
US Dollar 40.0 Million Term Loan Facility
Debt Instrument [Line Items]
Principal debt amount	$ 40,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	2
Term	3 years
Repayments of debt	$ 31,900
US Dollar 290.0 Million Term Loan Facility
Debt Instrument [Line Items]
Principal debt amount	$ 290,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	6
Term	6 months
Repayments of debt	$ 156,000